Offerings	Feb. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	VeraDermics, Incorporated 2021 Stock Plan - Common Stock, $0.00001 par value per share
Amount Registered | shares	3,713,205
Proposed Maximum Offering Price per Unit	12.65
Maximum Aggregate Offering Price	$ 46,972,043.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,486.84
Offering Note	(1a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Act") this Registration Statement also covers such additional shares of common stock, par value $0.00001 per share ("Common Stock") as may issued to prevent dilution from stock splits, stock dividends and similar transactions. (1b) Represents shares of Common Stock issuable upon exercise or settlement of awards previously granted under the VeraDermics, Incorporated 2021 Stock Plan, as amended (the "2021 Plan") that are outstanding as of the date of this Registration Statement. To the extent that shares of Common Stock issuable upon the exercise or settlement of such awards are forfeited, expire, terminate or are cancelled for any reason without having been exercised or become vested in full, or otherwise become available again for grant under the 2021 Plan, in each case, in accordance with the terms of the 2021 Plan and on or after the date of this Registration Statement, such shares of Common Stock (not to exceed 685,080 shares of Stock in the aggregate) will be available for issuance under the Veradermics, Incorporated 2026 Incentive Plan (the "2026 Plan"). (1c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act. For the shares of Common Stock reserved for issuance upon the exercise of outstanding awards under the 2021 Plan, the Proposed Maximum Offering Price Per Share is $12.65 per share, which is the weighted average exercise price (rounded to the nearest cent) of the outstanding awards under the 2021 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Veradermics, Incorporated 2026 Equity Incentive Plan - Common Stock, $0.00001 par value per share
Amount Registered | shares	4,032,583
Proposed Maximum Offering Price per Unit	36.01
Maximum Aggregate Offering Price	$ 145,213,313.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,053.96
Offering Note	(See note (1a) (2a) Represents shares of Common Stock reserved for issuance upon exercise of options or in respect of other awards under the 2026 Plan (inclusive of shares subject to awards granted under the 2026 Plan prior to the date hereof and shares of Common Stock that may again become issuable with respect to awards under the 2026 Plan pursuant to the share counting, share recycling and other terms and conditions of the 2026 Plan). The 2026 Plan includes an "evergreen" provision, which provides that on January 1st of each year beginning in 2027 and continuing through and including 2036, the number of shares of Common Stock available for issuance under the 2026 Plan will automatically increase in an amount equal to the lesser of (A) five percent of the number of shares of Common Stock outstanding as of the close of business on the immediately preceding December 31st and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year. (2b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Act based on the average of the high and low prices of the registrant's Common Stock as reported on the New York Stock Exchange on February 4, 2026 to be $40.01 and $32.00, respectively.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Veradermics, Incorporated 2026 Employee Stock Purchase Plan - Common Stock, $0.00001 par value per share
Amount Registered | shares	316,668
Proposed Maximum Offering Price per Unit	30.60
Maximum Aggregate Offering Price	$ 9,690,040.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,338.19
Offering Note	See note (1a) (3a) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act. The proposed maximum offering price per share is equal to 85% of of $36.01, being the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on February 4, 2026 to be $40.01 and $32.00, respectively. Under the 2026 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the purchase date, whichever is less. (3b) Represents shares of Common Stock reserved for issuance under the Veradermics, Incorporated 2026 Employee Stock Purchase Plan, (the "ESPP"), along with shares of Common Stock that may again become issuable with respect to awards under the ESPP pursuant to the share counting, share recycling and other terms and conditions of the ESPP. The ESPP includes an "evergreen" provision, which provides that on January 1st of each year beginning in 2027 and continuing through and including 2036, the number of shares of Common Stock available for issuance under the ESPP will automatically increase in an amount equal to the lesser of (A) one percent of the number of shares of Common Stock outstanding as of the close of business on the immediately preceding December 31st and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year, up to a maximum of 4,490,608 shares in the aggregate.